Auditor’s remuneration	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Auditor's remuneration
Auditor’s remuneration

			$ million
Fees – Ernst & Young	2017	2016	2015
The audit of the company annual accounts[a]	26	25	27
The audit of accounts of subsidiaries of the company	11	12	13
Total audit	37	37	40
Audit-related assurance services[b]	7	7	7
Total audit and audit-related assurance services	44	44	47
Taxation compliance services	—	1	1
Services relating to corporate finance transactions	—	—	1
Non-audit and other assurance services	3	1	1
Total non-audit or non-audit-related assurance services	3	2	3
Services relating to BP pension plans[c]	—	1	1
	47	47	51
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services.
[c] The pension plan services include tax compliance service of $nil (2016 $nil and 2015 $0.4 million).
2017 includes $1.6 million of additional fees for 2016 and 2016 includes $1 million of additional fees for 2015. Auditors’ remuneration is included in the income statement within distribution and administration expenses.
The tax services relate to income tax and indirect tax compliance, employee tax services and tax advisory services.
The audit committee has established pre-approval policies and procedures for the engagement of Ernst & Young to render audit and certain assurance and other services. The audit fees payable to Ernst & Young are reviewed by the audit committee in the context of other global companies for cost-effectiveness. Ernst & Young performed further assurance services that were not prohibited by regulatory or other professional requirements and were pre-approved by the Committee. Ernst & Young is engaged for these services when its expertise and experience of BP are important. Most of this work is of an audit nature.
Under SEC regulations, the remuneration of the auditor of $47 million (2016 $47 million and 2015 $51 million) is required to be presented as follows: audit $37 million (2016 $37 million and 2015 $40 million); other audit-related $7 million (2016 $7 million and 2015 $7 million); tax $nil (2016 $1 million and 2015 $1 million); and all other fees $3 million (2016 $2 million and 2015 $3 million).